Notes Payable Disclosure: Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023
Details
Notes payable gross	$ 1,080,000	$ 962,000
Less: Notes Payable current portion	(818,656)	(702,504)
Notes payable - long-term	$ 261,344	$ 259,496